Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Earnings to Common Shareholders
Basic EPS	$ 1,100	$ 963
Potential dilutive effect of stock options	0	0
Diluted EPS	$ 1,100	$ 963
Weighted Average Shares
Basic EPS (shares)	424.7	415.5
Stock Options (shares)	0.5	0.7
Diluted EPS (shares)	425.2	416.2
EPS
Basic (CAD per share)	$ 2.59	$ 2.32
Diluted (CAD per share)	$ 2.59	$ 2.31